Offsets	Aug. 08, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Nouveau Monde Graphite Inc
Form or Filing Type	F-10
File Number	333-256340
Initial Filing Date	May 20, 2021
Fee Offset Claimed	$ 29,968.03
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 263,632,500.00
Termination / Withdrawal Statement	The Registrant previously paid USD$45,081.00 in connection with its registration of USD$413,200,000 (converted from CAD$500,000,000 at an exchange rate of CAD$1.00 = USD$0.8264, which was the daily average exchange rate reported by the Bank of Canada on May 19, 2021) in maximum aggregate offering price of securities on its registration statement on Form F-10 (333-256340) initially filed with the Securities and Exchange Commission (the "Commission") on May 20, 2021 (the "2021 Registration Statement"). The Registrant issued a total of USD$149,567,500 under the 2021 Registration Statement. Therefore, USD$29,968.03 remains unutilized and is attributable to USD$263,632,500 of unsold securities previously registered under the 2021 Registration Statement and is available for future registration fees pursuant to Rule 457(p) under the Securities Act. As a result, a USD$23,616.97 registration fee is payable in connection with this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Nouveau Monde Graphite Inc
Form or Filing Type	F-10
File Number	333-256340
Filing Date	May 20, 2021
Fee Paid with Fee Offset Source	$ 29,968.03
Offset Note	This amount is attributable to the aggregate amount of unsold securities that were previously registered under the 2021 Registration Statement